Significant Accounting Policies	6 Months Ended
Jun. 30, 2023
Significant Accounting Policies [Abstract]
Significant Accounting Policies
2.          Significant Accounting Policies:
A discussion of the Company’s significant accounting policies can be found in the Company’s consolidated financial statements included in the Annual Report on Form 20-F for the year ended December 31, 2022, filed with the SEC on March 31, 2023. There have been no material changes to these policies in the six-month period ended June 30, 2023.

Recent Accounting Pronouncements

There are no recent accounting pronouncements the adoption of which is expected to have a material effect on the Company’s unaudited interim financial statements for the six-month period ended June 30, 2023.